Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity (Tables) [Abstract]
Composition of share capital in number of shares

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31
	2018	2017 (1)
Common	3,359,929,223	3,359,929,223
Preferred	3,359,928,872	3,359,928,872
Subtotal	6,719,858,095	6,719,858,095
Treasury (common shares)	(5,535,803)	(5,535,803)
Treasury (preferred shares)	(20,741,320)	(20,741,320)
Total outstanding shares	6,693,580,972	6,693,580,972

Changes in capital stock, in number of shares

ii.   Changes in capital stock, in number of shares

	Common	Preferred	Total
Number of shares outstanding on December 31, 2016 (1)	3,354,393,420	3,339,187,552	6,693,580,972
Number of shares outstanding on December 31, 2017 (1)	3,354,393,420	3,339,187,552	6,693,580,972
Number of shares outstanding on December 31, 2018	3,354,393,420	3,339,187,552	6,693,580,972